SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable and expected credit losses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit	$ (174,081)	$ (1,210,702)	$ (778,451)		$ (453,015)	$ 195,321	$ 16,107
Adjustment
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit					(15)
Accumulated deficit
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit	$ (2,048,092)	$ (1,588,773)	$ (1,193,935)		(846,757)	$ (122,836)	$ (10,425)
Accumulated deficit | Adjustment
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit					$ (15)
Accumulated deficit | Adjustment | ASC 326
Accounts Receivable and expected credit losses
Adopted of ASC 326 and several associated ASU related with accumulated deficit				$ 15